SHARE-BASED COMPENSATION - Narrative (Details)		12 Months Ended
	Apr. 14, 2017 shares vesting_tranche	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)
PSU and RSU Awards Under Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	5 years
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vested awards (shares)		0
Number of awards forfeited (shares)		33,000
Number of outstanding awards that had vested (Shares)		675,000
Number of equal vesting tranches | vesting_tranche	3
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vested awards (shares)		0
Number of awards forfeited (shares)		16,000
Number of outstanding awards that had vested (Shares)		113,000
Number of instruments granted in share-based payment arrangement (shares)	119,000	10,000
Number of equal vesting tranches | vesting_tranche	3
Members of SMT and Key Leaders | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)	237,000	21,000
Chief Executive Officer | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)	450,000
Number of equal vesting tranches | vesting_tranche	3
Bottom of range | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of PSUs (per share) | €		€ 61.30	€ 59.36
Bottom of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of PSUs (per share) | €		110.76	63.00
Top of range | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of PSUs (per share) | €		111.92	72.06
Top of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of PSUs (per share) | €		112.99	64.64
Reserve of share-based payments | PSU and RSU Awards Under Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative increase to other reserves | €		22,491,000	€ 28,179,000
Unrecognized compensation expense | €		€ 5,572,000